Current financial investments and cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Current financial investments and cash and cash equivalents
Current financial investments and cash and cash equivalents

16. Current financial investments and cash and cash equivalents

Current financial investments and cash and cash equivalents are as follows.

	For the year ended
	December 31
(In thousands of €)	2025	2024
Money market fund	30,096	—
Total current financial investments	30,096	—
Cash at bank and in hand	86,418	26,459
Term deposit	—	145,000
Total cash and cash equivalents	86,418	171,459
Total current financial investments and cash and cash equivalents	116,514	171,459

Current financial investments consists of a money market fund that is readily convertible to cash and is subject to a insignificant risk of change in value. We refer to section 2.2.5 and note 23 for more detailed information on the money market fund.

Cash and cash equivalents consist of unrestricted cash held at banks and term accounts held at reputable European banks with credit rating ‘A’ with an original maturity not exceeding 3 months. The carrying amount of the cash and cash equivalents is a reasonable approximation of their fair value.